Cover	May 16, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 16, 2024
Entity File Number	001-41600
Entity Registrant Name	BULLFROG AI HOLDINGS, INC.
Entity Central Index Key	0001829247
Entity Tax Identification Number	84-4786155
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	325 Ellington Blvd
Entity Address, Address Line Two	Unit 317
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20878
City Area Code	(240)
Local Phone Number	658-6710
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $ 0.00001 per share
Title of 12(b) Security	Common Stock, par value $ 0.00001 per share
Trading Symbol	BFRG
Security Exchange Name	NASDAQ
Tradeable Warrants
Title of 12(b) Security	Tradeable Warrants
Trading Symbol	BFRGW
Security Exchange Name	NASDAQ